INTANGIBLE ASSETS (Details)		12 Months Ended
	Jun. 01, 2010 USD ($)	Dec. 31, 2016	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ₪ / shares	Mar. 17, 2013 ₪ / shares	Feb. 22, 2011
Disclosure of detailed information about intangible assets [line items]
Price per share | ₪ / shares				₪ 0.0000769		₪ 0.0000769	₪ 0.0000769
Percentage of weighted average cost of capital		22.00%
Commencement of sales years		commencement of sales in 2021 - 2025
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of probability of reaching sales		20.10%
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of probability of reaching sales		37.90%
Preference Shares Series B [Member]
Disclosure of detailed information about intangible assets [line items]
Price per share | $ / shares			$ 3.05		$ 6.99
D.N.A. and Oramed [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of ordinary shares	50.00%
D.N.A. Biomedical Solutions Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Amount invested in joint venture | $	$ 600,000
Oramed [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of royalties to be paid								3.00%